FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	As of December 31,
	2021	2022
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	7,861	8,567	1,242
Amounts due from subsidiaries and VIEs	173,310	167,571	24,296
Prepaid and other current assets	2,838	3,248	471
Total current assets	184,009	179,386	26,009
Investments in subsidiaries and VIEs	(155,566)	1,087,634	157,692
Total assets	28,443	1,267,020	183,701
Liabilities
Current Liabilities
Amounts due to subsidiaries and VIEs	—	13,458	1,951
Accrued expenses and other current liabilities	579	10,478	1,520
Total liabilities	579	23,936	3,471
Equity
Ordinary shares	—	—	—
Treasury stock	—	(9,262)	(1,343)
Additional paid-in capital	840,580	870,562	126,220
(Accumulated deficit) retained earnings	(794,762)	384,896	55,805
Accumulated other comprehensive loss	(17,954)	(3,112)	(452)
Total equity	27,864	1,243,084	180,230
Total liabilities and equity	28,443	1,267,020	183,701

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Operating cost and expenses:
General and administrative	(6,740)	(6,979)	(6,494)	(942)
Total operating cost and expenses	(6,740)	(6,979)	(6,494)	(942)
Loss from operations	(6,740)	(6,979)	(6,494)	(942)
Interest income (expense), net	7,701	(1)	(76)	(11)
Other expenses, net	(67,169)	(154)	(13,445)	(1,949)
Loss before income tax expense and equity in earnings subsidiaries and VIEs	(66,208)	(7,134)	(20,015)	(2,902)
Income tax expense	—	—	—	—
Equity in earnings of subsidiaries and VIEs	319,091	479,220	1,199,673	173,936
Net income	252,883	472,086	1,179,658	171,034
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(13,286)	(5,137)	14,842	2,152
Other comprehensive (loss) income	(13,286)	(5,137)	14,842	2,152
Comprehensive income	239,597	466,949	1,194,500	173,186

CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	252,883	472,086	1,179,658	171,034
Adjustments to reconcile net income to net cash used in operating activities:
Share of results of subsidiaries and VIEs	(319,091)	(479,220)	(1,199,673)	(173,936)
Depreciation and amortization	2,675	2,597	2,293	332
Impairment of short-term investment	67,169	—	—	—
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs	(35,702)	(5,994)	(2,151)	(312)
Prepaid and other current assets	(2,413)	18	(2,680)	(388)
Accrued expenses and other current liabilities	(3,548)	(1,804)	636	92
Net cash used in operating activities	(38,027)	(12,317)	(21,917)	(3,178)
Cash flows from investing activities
Cash collected from loan to related parties	37,372	—	—	—
Net cash provided by investing activities	37,372	—	—	—
Cash flows from financing activities
Proceeds from exercise of options	6,982	3,296	8,783	1,273
Net cash provided by financing activities	6,982	3,296	8,783	1,273
Effect of foreign exchange rate changes on cash and cash equivalents	(12,337)	(4,331)	13,840	2,007
Net increase (decrease) in cash and cash equivalents	(6,010)	(13,352)	706	102
Cash and cash equivalents at beginning of year	27,223	21,213	7,861	1,140
Cash and cash equivalents at end of the year	21,213	7,861	8,567	1,242